PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio Annual Fund Operating Expenses - PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	Jun. 11, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1],[2]
Acquired Fund Fees and Expenses	0.50%	[1]
Expenses (as a percentage of Assets)	1.13%	[1]
Fee Waiver or Reimbursement	(0.53%)	[1]
Net Expenses (as a percentage of Assets)	0.60%	[1],[3]
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses
Other Expenses (as a percentage of Assets):	0.13%	[2]
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.53%)
Net Expenses (as a percentage of Assets)	0.85%	[3]

[1]	Only Class III shares are currently offered for sale. The Portfolio may commence offering Class I shares at a later date.
[2]	Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated for the current fiscal year based on estimated net assets of $100 million.
[3]	The Manager has contractually agreed to waive a portion of its investment management fee equal to the amount of acquired expenses as a result of investment in the affiliated Underlying ETFs. The Manager has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee (after management fee waiver) and other expenses (exclusive, in all cases of distribution and /or service (12b-1) fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses),extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2027. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent it waives such expenses on any other share class. Expenses so waived or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver or reimbursement is made. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or(ii) the expense limitation in effect at the time of recoupment. These arrangements may not be terminated or modified prior to June 30, 2027 without the prior approval of the Trust’s Board of Trustees.